Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000250874
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
Account Value	$ 20,825	$ 18,890	$ 16,644	$ 14,884	$ 17,119	$ 12,234	$ 13,052	$ 11,770	$ 11,067	$ 9,949	$ 10,000
C000250873
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
Account Value	$ 21,446	19,403	17,048	15,199	17,427	12,418	13,207	11,875	11,132	9,975	10,000
C000250877
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
Account Value	$ 14,904	14,000	12,919	11,929	13,123	11,857	11,624	11,068	11,053	10,346	10,000
C000250878
Account Value [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
Account Value	$ 15,220	14,251	13,142	12,096	13,279	11,960	11,729	11,133	11,096	10,378	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,882	15,308	13,861	12,709	14,577	12,635	12,631	11,752	11,452	10,162	10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,882	15,308	13,861	12,709	14,577	12,635	12,631	11,752	11,452	10,162	10,000
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Account Value	$ 25,099	21,970	19,617	17,445	20,900	13,878	13,944	13,104	11,595	9,902	10,000
MSCI USA Mid Cap Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Account Value	$ 25,099	21,970	19,617	17,445	20,900	13,878	13,944	13,104	11,595	9,902	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	$ 11,222	$ 10,934	$ 11,038	$ 12,304	$ 12,345	$ 11,353	$ 10,525	$ 10,567	$ 10,600	$ 10,000